Award receivable (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Award receivable
Total award available under agreement	$ 6,200,000
Award funding recognised during year	4,048,515	$ 0
Award received in cash	2,152,913
Award receivable	$ 1,895,602